Property, Plant and Equipment - Detailed Information About Property, Plant and Equipment (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 26,818
Ending balance	25,086	$ 26,818
Carrying amount	25,086	26,818
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,522	52,269
Effect of movements in foreign exchange	(2,472)	1,039
Acquisitions	1,444	3,890
Disposals through sale and derecognition	(592)	(1,665)
Disposals through the sale of subsidiaries	(8)
Transfer (to)/from other asset categories and other movements	714	(1,011)
Ending balance	53,607	54,522
Carrying amount	53,607	54,522
Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30,430)	(28,024)
Effect of movements in foreign exchange	1,326	(594)
Depreciation	(1,776)	(3,573)
Disposals through sale and derecognition	549	1,533
Disposals through the sale of subsidiaries	4
Impairment losses	(101)	(181)
Transfer (to)/from other asset categories and other movements	(515)	409
Ending balance	(30,943)	(30,430)
Carrying amount	(30,943)	(30,430)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,054
Ending balance	7,708	8,054
Carrying amount	7,708	8,054
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,071
Effect of movements in foreign exchange	(563)
Acquisitions	6
Disposals through sale and derecognition	(16)
Disposals through the sale of subsidiaries	(1)
Transfer (to)/from other asset categories and other movements	266
Ending balance	12,762	13,071
Carrying amount	12,762	13,071
Land and buildings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,017)
Effect of movements in foreign exchange	185
Depreciation	(196)
Disposals through sale and derecognition	8
Impairment losses	(2)
Transfer (to)/from other asset categories and other movements	(32)
Ending balance	(5,054)	(5,017)
Carrying amount	(5,054)	(5,017)
Plant and equipment fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,370
Ending balance	13,446	14,370
Carrying amount	13,446	14,370
Plant and equipment fixtures and fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,783
Effect of movements in foreign exchange	(1,803)
Acquisitions	527
Disposals through sale and derecognition	(575)
Disposals through the sale of subsidiaries	(7)
Transfer (to)/from other asset categories and other movements	1,409
Ending balance	39,335	39,783
Carrying amount	39,335	39,783
Plant and equipment fixtures and fittings [member] | Depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,414)
Effect of movements in foreign exchange	1,141
Depreciation	(1,580)
Disposals through sale and derecognition	542
Disposals through the sale of subsidiaries	4
Impairment losses	(99)
Transfer (to)/from other asset categories and other movements	(483)
Ending balance	(25,889)	(25,414)
Carrying amount	(25,889)	(25,414)
Under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,669
Ending balance	1,510	1,669
Carrying amount	1,510	1,669
Under construction [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,669
Effect of movements in foreign exchange	(106)
Acquisitions	911
Disposals through sale and derecognition	(2)
Transfer (to)/from other asset categories and other movements	(961)
Ending balance	1,510	1,669
Carrying amount	1,510	1,669
Property Plant And Equipment Owned [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,092
Ending balance	22,664	24,092
Carrying amount	$ 22,664	$ 24,092